Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Investments

Short-term investments consisted of the following as of December 31, 2011 and December 31, 2012:

	December 31, 2012
	Carrying Value	Unrealized Gains/(Losses)	Estimated Fair Value	Estimated Fair Value
	(RMB)	(RMB)	(RMB)	(US$)

Held-to-maturity securities
- Fixed rate time deposits	139,314,900	—	139,314,900	22,361,584
- Investment contract
- Huaneng Trust (2), (3)	600,000,000	—	600,000,000	96,306,640

Total short-term investments	739,314,900	—	739,314,900	118,668,224

	December 31, 2011
	Carrying Value	Unrealized Gains/(Losses)	Estimated Fair Value
	(RMB)	(RMB)	(RMB)

Held-to-maturity securities
- Fixed rate time deposits	319,774,660	—	319,774,660
- Investment contract
- China Railway Trust (1)	600,000,000	—	600,000,000

Total short-term investments	919,774,660	—	919,774,660

(1)	During November 2011, the Company made an investment in China Railway Trust, an affiliate of state owned China Railway Group Limited, of RMB600,000,000, which was used to fund a short-term loan provided from the China Railway Trust to Zhonghang Wanke Co., Ltd. (“Zhonghang Wanke”), a large scale commercial and residential real estate development company with operations throughout the PRC, with an annual interest rate of 13% and a maturity term of one year. This short-term investment is in a real estate project of Zhonghang Wanke, which excluding management fees charged by the China Railway Trust, is expected to yield a net return to the Company of 9.1%. The principal and interest of the investment loan are collateralized by a certain land use right and any associated construction-in-progress. The Company has accounted for this investment loan as a short-term held-to-maturity investment in accordance with ASC 320-10 at its amortized cost. There was no impairment indicators associated with this held-to-maturity investment at December 31, 2011. Proceeds with respect to this investment were received by the Company on the maturity date of November 21, 2012.
(2)	During April 2012, the Company made an investment in Huaneng Guicheng Trust (“Huaneng Trust”), of RMB300,000,000 (US$48,153,320), which was used to fund Ningbo Poly Real Estate Co., Ltd. (“Ningbo Poly”), a real estate development company with operations throughout the PRC, with a maturity term of one year. This short-term investment is in a real estate project of Ningbo Poly, which excluding management fees charged by the Trust, is expected to yield a net return to the Company of 8.5%. The principal and interest of the investment loan are guaranteed by Poly HK Co. Ltd., a listed company in Hong Kong Stock Exchange and Poly Real Estate Group Limited, a subsidiary of Poly HK Co., Ltd. The Company has accounted for this investment loan as a short-term held-to-maturity investment in accordance with ASC 320-10 at its amortized cost. There was no impairment indicators associated with this held-to-maturity investment at December 31, 2012.
(3)	During June 2012, the Company made another investment in Huaneng Trust, of RMB300,000,000 (US$48,153,320), which was used to fund a short-term loan provided from the Huaneng Trust to China Enterprise, a large scale commercial and residential real estate development company with operations throughout the PRC, with a maturity term of one year. This short-term investment is in a real estate project of China Enterprise, which excluding management fees charged by the Trust, is expected to yield a net return to the Company of 8.3%. The principal and interest of the investment loan are guaranteed by another major regional real estate company in Shanghai. The Company has accounted for this investment loan as a short-term held-to-maturity investment in accordance with ASC 320-10 at its amortized cost. There was no impairment indicators associated with this held-to-maturity investment at December 31, 2012.